UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8403

                   ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)
ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND

Company                                                           Shares     U.S. $ Value

COMMON STOCKS-103.0%
Consumer Services-27.8%
Broadcasting & Cable-2.3%
The E.W. Scripps Co. Cl.A                                         25,400     $  1,177,544
Univision Communications, Inc. Cl.A(a)                             9,800          267,638
                                                                             -------------
                                                                                1,445,182
                                                                             -------------
Entertainment & Leisure-1.9%
Carnival Corp. (Panama)                                           20,100        1,157,760
                                                                             -------------
Retail-4.2%
eBay, Inc.(a)                                                     31,800        2,591,700
                                                                             -------------
Restaurants & Lodging-1.2%
Starbucks Corp.(a)                                                13,300          718,200
                                                                             -------------
Retail - General Merchandise-7.2%
Amazon.com, Inc.(a)                                                5,700          246,354
Lowe's Cos., Inc.                                                 42,600        2,427,774
Target Corp.                                                      35,900        1,822,643
                                                                             -------------
                                                                                4,496,771
                                                                             -------------
Miscellaneous-11.0%
Apollo Group, Inc. Cl.A(a)                                         2,200          172,018
Electronic Arts, Inc.(a)*                                         39,400        2,534,996
Google, Inc. Cl.A(a)*                                              4,600          899,898
Yahoo!, Inc.(a)                                                   92,200        3,246,362
                                                                             -------------
                                                                                6,853,274
                                                                             -------------
                                                                               17,262,887
                                                                             -------------
Technology-27.0%
Communications Equipment-9.3%
Corning, Inc.(a)*                                                133,300        1,458,302
Juniper Networks, Inc.(a)*                                        76,300        1,917,419
QUALCOMM, Inc.                                                    57,700        2,148,748
Research In Motion, Ltd. (Canada)(a)                               3,700          263,773
                                                                             -------------
                                                                                5,788,242
                                                                             -------------
Computer Hardware/Storage-8.1%
Apple Computer, Inc.(a)                                           18,300        1,407,270
Dell, Inc.(a)                                                     67,700        2,827,152
EMC Corp.(a)                                                      58,200          762,420
                                                                             -------------
                                                                                4,996,842
                                                                             -------------
Computer Peripherals-1.2%
Network Appliance, Inc.(a)                                        23,100          735,504
                                                                             -------------
Computer Software-2.5%
Microsoft Corp.                                                   19,000          499,320
Symantec Corp.(a)                                                 45,100        1,053,085
                                                                             -------------
                                                                                1,552,405
                                                                             -------------

Semi-Conductor Components-5.9%
Advanced Micro Devices, Inc.(a)*                                  47,200          745,760
Altera Corp.(a)                                                   27,700          531,840
Broadcom Corp. Cl.A(a)*                                           41,500        1,320,945
Marvell Technology Group, Ltd. (Bermuda)(a)*                      32,000        1,070,400
                                                                             -------------
                                                                                3,668,945
                                                                             -------------
                                                                               16,741,938
                                                                             -------------
Health Care-20.7%
Biotechnology-4.1%
Amgen, Inc.(a)                                                    32,900        2,047,696
Biogen Idec, Inc.(a)                                               7,200          467,712
                                                                             -------------
                                                                                2,515,408
                                                                             -------------
Drugs-2.8%
Pfizer, Inc.                                                      12,100          292,336
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)*              50,800        1,459,484
                                                                             -------------
                                                                                1,751,820
                                                                             -------------
Medical Products-8.2%
Alcon, Inc. (Switzerland)                                         14,900        1,180,080
Boston Scientific Corp.(a)                                        25,500          843,030
St. Jude Medical, Inc.(a)                                         46,700        1,834,376
Zimmer Holdings, Inc.(a)                                          15,600        1,230,060
                                                                             -------------
                                                                                5,087,546
                                                                             -------------
Medical Services-5.6%
UnitedHealth Group, Inc.                                          24,500        2,178,050
WellPoint, Inc.(a)                                                10,700        1,300,050
                                                                             -------------
                                                                                3,478,100
                                                                             -------------
                                                                               12,832,874
                                                                             -------------
Finance-14.6%
Banking - Money Center-1.1%
J.P. Morgan Chase & Co.                                           17,500          653,275
                                                                             -------------
Brokerage & Money Management-2.3%
Franklin Resources, Inc.                                           5,700          386,802
Merrill Lynch & Co., Inc.                                         17,400        1,045,218
                                                                             -------------
                                                                                1,432,020
                                                                             -------------
Insurance-6.0%
AFLAC, Inc.                                                        9,000          355,590
American International Group, Inc.*                               35,100        2,326,779
The Progressive Corp.                                             12,701        1,062,439
                                                                             -------------
                                                                                3,744,808
                                                                             -------------
Miscellaneous-5.2%
Citigroup, Inc.                                                   27,600        1,353,780
MBNA Corp.                                                        70,200        1,865,916
                                                                             -------------
                                                                                3,219,696
                                                                             -------------
                                                                                9,049,799
                                                                             -------------
Consumer Staples-3.7%
Cosmetics-2.5%
Avon Products, Inc.                                               35,800        1,511,476
                                                                             -------------

Household Products-1.2%
The Procter & Gamble Co.                                          14,100          750,543
                                                                             -------------
                                                                                2,262,019
                                                                             -------------
Energy-3.5%
Oil Service-3.5%
Halliburton Co.                                                   15,000          616,950
Nabors Industries, Ltd. (Bermuda)(a)                              31,300        1,577,520
                                                                             -------------
                                                                                2,194,470
                                                                             -------------
Capital Goods-3.0%
Miscellaneous-3.0%
General Electric Co.                                              52,200        1,885,986
                                                                             -------------
Consumer Manufacturing-2.7%
Building & Related-2.7%
Pulte Homes, Inc.                                                 25,000        1,652,000
                                                                             -------------
Total Common Stocks
(cost $50,217,613)                                                             63,881,973
                                                                             -------------

                                                               Shares or
                                                               Principal
                                                                  Amount
                                                                   (000)
SHORT-TERM INVESTMENT-1.5%
Time deposit-1.5%
State Street Euro Dollar
1.60%, 2/01/05
(cost $907,000)                                                    $ 907     $    907,000
                                                                             -------------

Total Investmens Before Security Lending Collateral - 104.5%
(cost $51,124,613)                                                             64,788,973

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-12.1%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.29%
(cost $7,543,158)                                              7,543,158        7,543,158
                                                                             -------------

Total Investments-116.6%
(cost $58,667,771)                                                             72,332,131
Other assets less liabilities-(16.6%)                                         (10,309,563)
                                                                             -------------
Net Assets-100%                                                              $ 62,022,568
                                                                             -------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)
ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND

Company                                                               Shares            Value
COMMON STOCKS-98.1%
Consumer Services-25.6%
Advertising-3.1%
Audible, Inc.(a)                                                      74,100      $ 2,065,167
Digitas, Inc.(a)*                                                    258,400        2,697,696
StarTek, Inc.*                                                        58,900        1,472,500
                                                                                 -------------
                                                                                    6,235,363
                                                                                 -------------
Apparel-1.1%
Carter's, Inc.(a)                                                     61,100        2,233,816
                                                                                 -------------
Broadcasting & Cable-2.0%
Cumulus Media, Inc. Cl.A(a)                                          142,900        1,977,736
Entravision Communications Corp. Cl.A(a)                             255,100        2,040,800
                                                                                 -------------
                                                                                    4,018,536
                                                                                 -------------
Entertainment & Leisure-1.4%
Activision, Inc.(a)                                                   94,900        2,144,740
Sunterra Corp.(a)*                                                    52,500          725,025
                                                                                 -------------
                                                                                    2,869,765
                                                                                 -------------
Gaming-0.7%
Station Casinos, Inc.                                                 24,200        1,488,300
                                                                                 -------------
Retail - General Merchandise-3.3%
Dick's Sporting Goods, Inc.(a)*                                       71,650        2,436,100
Too, Inc.(a)*                                                         90,200        2,449,832
Tuesday Morning Corp.(a)*                                             64,600        1,855,958
                                                                                 -------------
                                                                                    6,741,890
                                                                                 -------------
Miscellaneous-14.0%
Bright Horizons Family Solutions, Inc.(a)                             44,900        2,631,140
Charles River Associates, Inc.(a)*                                    32,900        1,429,834
Dycom Industries, Inc.(a)                                            109,700        2,980,549
Huron Consulting Group, Inc.(a)                                       73,700        1,742,268
Insight Enterprises, Inc.(a)                                         164,100        3,175,335
Laureate Education, Inc.(a)                                           62,330        2,764,959
Life Time Fitness, Inc.(a)                                            81,900        2,141,685
MSC Industrial Direct Co., Inc. Cl.A                                  63,300        2,191,446
Resources Connection, Inc.(a)*                                        61,600        3,142,216
ScanSource, Inc.(a)*                                                  49,653        3,191,198
Strayer Education, Inc.*                                              22,700        2,436,845
ZipRealty, Inc.(a)                                                    38,150          666,862
                                                                                 -------------
                                                                                   28,494,337
                                                                                 -------------
                                                                                   52,082,007
                                                                                 -------------

Technology-24.4%
Communication Services-0.7%
InPhonic, Inc.(a)*                                                    58,600        1,473,790
                                                                                 -------------
Computer Hardware/Storage-1.4%
Avocent Corp.(a)                                                      77,900        2,844,129
                                                                                 -------------
Computer Services-6.3%
Alliance Data Systems Corp.(a)                                        56,600        2,457,572
Cogent, Inc.(a)*                                                      22,000          666,600
Euronet Worldwide, Inc.(a)                                           122,800        2,953,340
Kanbay International, Inc.(a)                                         70,400        1,897,280
Ness Technologies, Inc.(a)                                           172,800        2,291,328
Sapient Corp.(a)                                                     313,500        2,470,380
                                                                                 -------------
                                                                                   12,736,500
                                                                                 -------------
Computer Software-3.8%
Macromedia, Inc.(a)                                                  101,300        3,468,512
Niku Corp.(a)                                                         75,600        1,489,320
Quest Software, Inc.(a)                                              203,700        2,892,540
                                                                                 -------------
                                                                                    7,850,372
                                                                                 -------------
Contract Manufacturing-0.7%
Semtech Corp.(a)                                                      77,500        1,424,450
                                                                                 -------------
Internet Infrastructure-1.8%
RightNow Technologies, Inc.(a)*                                       69,900        1,116,303
SupportSoft, Inc.(a)                                                 408,700        2,505,331
                                                                                 -------------
                                                                                    3,621,634
                                                                                 -------------
Semi-Conductor Capital Equipment-1.0%
FormFactor, Inc.(a)*                                                  87,200        1,985,544
                                                                                 -------------
Semi-Conductor Components-1.4%
Microsemi Corp.(a)                                                   100,600        1,552,258
Silicon Image, Inc.(a)*                                              114,400        1,362,504
                                                                                 -------------
                                                                                    2,914,762
                                                                                 -------------
Miscellaneous-7.3%
02Micro International, Ltd. (Cayman Islands)(a)                       43,700          387,619
Amphenol Corp. Cl.A(a)                                                57,440        2,259,115
Exar Corp.(a)*                                                        95,700        1,375,209
Kronos, Inc.(a)*                                                      40,900        2,199,193
MICROS Systems, Inc.(a)                                               25,400        1,775,460
Power-One, Inc.(a)                                                   168,500        1,251,955
Tektronix, Inc.                                                       40,764        1,174,819
TNS, Inc.(a)                                                          78,800        1,754,088
TTM Technologies, Inc.(a)                                            274,800        2,583,120
                                                                                 -------------
                                                                                   14,760,578
                                                                                 -------------
                                                                                   49,611,759
                                                                                 -------------

Health Care-14.8%
Biotechnology-7.0%
Indevus Pharmaceuticals, Inc.(a)*                                    178,750          902,688
MGI Pharma, Inc.(a)*                                                 100,900        2,289,421
NeoPharm, Inc.(a)*                                                   144,800        1,588,456
Protein Design Labs, Inc.(a)                                          90,800        1,831,436
Seattle Genetics, Inc.(a)                                            142,100          841,232
Serologicals Corp.(a)*                                                96,680        2,285,515
SFBC International, Inc.(a)*                                          47,100        1,846,791
Techne Corp.(a)                                                       42,800        1,492,436
Telik, Inc.(a)                                                        59,500        1,131,690
                                                                                 -------------
                                                                                   14,209,665
                                                                                 -------------
Drugs-1.3%
Martek Biosciences Corp.(a)*                                          49,900        2,635,718
                                                                                 -------------
Medical Products-4.3%
Abaxis, Inc.(a)*                                                      91,500        1,240,740
Angiotech Pharmaceuticals, Inc. (Canada)(a)                           98,700        1,675,926
Animas Corp.(a)*                                                      88,600        1,607,204
INAMED Corp.(a)                                                       32,945        2,279,794
OraSure Technologies, Inc.(a)                                        143,900          821,669
Vnus Medical Technologies, Inc.(a)*                                   71,000          979,800
                                                                                 -------------
                                                                                    8,605,133
                                                                                 -------------
Medical Services-2.2%
LabOne, Inc.(a)*                                                      72,500        2,432,375
Stericycle, Inc.(a)                                                   40,400        2,077,772
                                                                                 -------------
                                                                                    4,510,147
                                                                                 -------------
                                                                                   29,960,663
                                                                                 -------------
Energy-8.9%
Oil Service-7.9%
Bill Barrett Corp.(a)*                                                32,800        1,035,824
Cimarex Energy Co.(a)                                                 36,400        1,319,500
Core Laboratories N.V. (Netherlands)(a)                               74,706        1,612,903
FMC Technologies, Inc.(a)                                             76,000        2,327,880
Helmerich & Payne, Inc.*                                              64,400        2,440,760
Range Resources Corp.*                                               114,600        2,542,974
Spinnaker Exploration Co.(a)*                                         45,300        1,485,387
W-H Energy Services, Inc.(a)                                          80,200        1,812,520
Whiting Petroleum Corp.(a)                                            41,900        1,463,148
                                                                                 -------------
                                                                                   16,040,896
                                                                                 -------------
Pipelines-1.0%
Hydril Co.(a)*                                                        40,400        2,020,000
                                                                                 -------------
                                                                                   18,060,896
                                                                                 -------------
Capital Goods-8.8%
Electrical Equipment-1.6%
Essex Corp.(a)                                                        91,500        1,625,955
United Defense Industries, Inc.(a)*                                   35,400        1,696,722
                                                                                 -------------
                                                                                    3,322,677
                                                                                 -------------

Electronic Equipment-0.8%
Engineered Support Systems, Inc.*                                     28,300        1,641,683
                                                                                 -------------
Machinery-3.4%
Actuant Corp. Cl.A(a)*                                                60,100        3,140,225
Commercial Vehicle Group, Inc.(a)                                    100,700        1,913,300
Oshkosh Truck Corp.*                                                  24,200        1,776,038
                                                                                 -------------
                                                                                    6,829,563
                                                                                 -------------
Miscellaneous-3.0%
GrafTech International, Ltd.(a)*                                     254,200        2,069,188
IDEX Corp.*                                                           51,650        1,991,107
Simpson Manufacturing Co., Inc.                                       55,200        1,981,680
                                                                                 -------------
                                                                                    6,041,975
                                                                                 -------------
                                                                                   17,835,898
                                                                                 -------------
Finance-7.4%
Banking - Money Center-0.4%
Community Bancorp(a)                                                  31,300          877,026
                                                                                 -------------
Banking - Regional-1.3%
Oriental Financial Group, Inc.                                        49,430        1,393,926
R&G Financial Corp. Cl.B (Puerto Rico)                                34,000        1,253,580
                                                                                 -------------
                                                                                    2,647,506
                                                                                 -------------
Brokerage & Money Management-2.5%
Affiliated Managers Group, Inc.(a)*                                   21,350        1,353,803
Greenhill & Co., Inc. *                                               36,300        1,076,658
optionsXpress Holdings, Inc.(a)                                       49,800        1,009,944
Southwest Bancorporation of Texas, Inc.                               80,500        1,591,485
                                                                                 -------------
                                                                                    5,031,890
                                                                                 -------------
Insurance-1.5%
Primus Guaranty, Ltd. (Bermuda)(a)*                                  115,300        1,729,500
Triad Guaranty, Inc.(a)                                               24,800        1,341,928
                                                                                 -------------
                                                                                    3,071,428
                                                                                 -------------
Miscellaneous-1.7%
Advance America Cash Advance Centers, Inc.(a)                         22,130          493,499
Archipelago Holdings, Inc.(a)                                         51,900          984,543
Investors Financial Services Corp.*                                   39,400        1,986,154
                                                                                 -------------
                                                                                    3,464,196
                                                                                 -------------
                                                                                   15,092,046
                                                                                 -------------
Transportation-3.3%
Air Freight-1.4%
UTI Worldwide, Inc. (U.S. Virgin Islands)                             40,000        2,755,200
                                                                                 -------------
Shipping-1.0%
Kirby Corp.(a)                                                        46,400        2,043,456
                                                                                 -------------

Trucking-0.9%
Werner Enterprises, Inc.*                                             87,350        1,862,302
                                                                                 -------------
                                                                                    6,660,958
                                                                                 -------------
Basic Industry-2.8%
Chemicals-1.7%
Georgia Gulf Corp.                                                    27,700        1,416,578
Hexcel Corp.(a)                                                      138,000        2,032,740
                                                                                 -------------
                                                                                    3,449,318
                                                                                 -------------
Mining & Metals-1.1%
Allegheny Technologies, Inc.                                          97,180        2,332,320
                                                                                 -------------
                                                                                    5,781,638
                                                                                 -------------
Consumer Manufacturing-1.2%
Building & Related-1.2%
Hughes Supply, Inc.                                                   79,200        2,406,096
                                                                                 -------------
Consumer Staples-0.9%
Household Products-0.9%
Tempur-Pedic International, Inc.(a)                                   84,100        1,798,899
                                                                                 -------------
Total Common Stocks
(cost $146,226,018)                                                               199,290,860
                                                                                 -------------

                                                                   Shares or
                                                                   Principal
                                                                      Amount
                                                                        (000)
SHORT-TERM INVESTMENT-3.4%
Time Deposit-3.4%
State Street Euro Dollar
1.60%, 2/01/05
(cost $6,844,000)                                                $     6,844     $  6,844,000
                                                                                 -------------
Total Investmens Before Security Lending Collateral - 101.5%
(cost $153,070,018)                                                               206,134,860

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-22.7%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.29%
(cost $46,059,254)                                                46,059,254       46,059,254

Total Investments-124.2%
(cost $199,129,272)                                                               252,194,114
Other assets less liabilities-(24.2%)                                             (49,058,069)
                                                                                 -------------
Net Assets-100%                                                                  $203,136,045
                                                                                 -------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)
ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND

Company                                       Shares         U.S $ Value

COMMON STOCKS-97.0%
Real Estate Investment Trusts-97.0%
Apartments-14.8%
Archstone-Smith Trust                        561,800        $ 19,269,740
Camden Property Trust                        413,700          18,744,747
Equity Residential Properties Trust          833,200          26,279,128
Essex Property Trust, Inc.                   110,400           7,943,280
United Dominion Realty Trust, Inc.           783,900          17,418,258
                                                           -------------
                                                              89,655,153
                                                           -------------
Diversified & Others-6.8%
iStar Financial, Inc.                        377,400          15,794,190
Vornado Realty Trust                         322,500          22,297,650
Washington Real Estate Investment Trust       94,000           2,846,320
                                                           -------------
                                                              40,938,160
                                                           -------------
Health Care-0.9%
Windrose Medical Properties Trust            368,200           5,298,398
                                                           -------------
Lodging-10.9%
Hilton Hotels Corp.                          300,000           6,675,000
Host Marriott Corp.                        1,980,800          31,692,800
LaSalle Hotel Porperties                     296,700           9,001,878
Starwood Hotels & Resorts Worldwide, Inc.    327,300          18,947,397
                                                           -------------
                                                              66,317,075
                                                           -------------
Office-20.1%
Alexandria Real Estate Equities, Inc.        400,800          26,677,248
Boston Properties, Inc.                      326,500          18,865,170
Brookfield Properties Corp. (Canada)         260,300           9,500,950
Corporate Office Properties Trust            687,300          17,684,229
Equity Office Properties Trust               216,000           6,043,680
Glenborough Realty Trust, Inc.               280,100           5,394,726
Mack-Cali Realty Corp.                       318,400          13,366,432
Prentiss Properties Trust                    353,900          12,680,237
Reckson Associates Realty Corp.              121,600           3,730,688
SL Green Realty Corp.                        152,300           8,106,929
                                                           -------------
                                                             122,050,289
                                                           -------------
Office - Industrial Mix-3.6%
Duke Realty Corp.                            696,900          21,673,590
                                                           -------------
Regional Malls-14.2%
General Growth Properties, Inc.              837,175          26,597,050
Macerich Co.                                 136,400           7,803,444
Mills Corp.                                  211,100          11,806,823
Simon Property Group, Inc.                   667,600          39,588,680
                                                           -------------
                                                              85,795,997
                                                           -------------
Shopping Centers-12.0%
Developers Diversified Realty Corp.          814,200          32,364,450
Equity One, Inc.                             248,000           5,061,680
Kimco Realty Corp.                            53,450           2,831,781
Pan Pacific Retail Properties, Inc.          190,100          11,004,889
Regency Centers Corp.                        257,300          12,710,620
Tanger Factory Outlet Centers, Inc.          369,200           8,713,120
                                                           -------------
                                                              72,686,540
                                                           -------------
Storage-2.2%
Shurgard Storage Centers, Inc. Cl.A          331,600          13,562,440
                                                           -------------
Warehouse & Industrial-11.5%
AMB Property Corp.                           380,500          14,166,015
EastGroup Properties, Inc.                   332,900          12,047,651
First Potomac Realty Trust                   130,400           2,797,080
ProLogis Trust                             1,070,300          40,821,242
                                                           -------------
                                                              69,831,988
                                                           -------------
Total Common Stocks
(cost $441,179,237)                                          587,809,630
                                                           -------------

                                           Principal
                                              Amount
                                               (000)
SHORT-TERM INVESTMENT-2.4%
Time Deposit-2.4%
State Street Euro Dollar
1.60%, 2/01/05
(cost $14,775,000)                          $ 14,775       $  14,775,000

Total Investments-99.4%
(cost $455,954,237)                                          602,584,630
Other assets less liabilities-0.6%                             3,441,606
                                                           -------------
Net Assets-100%                                            $ 606,026,236
                                                           -------------

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005